Related Party Transactions - Additional Information (Details) - Cik 0001821171_qell acquisition corp Member - USD ($)		3 Months Ended	5 Months Ended
	Oct. 02, 2020	Dec. 31, 2020	Dec. 31, 2020	Aug. 07, 2020
Related Party Transaction [Line Items]
Payments for office space and administrative support services per month		$ 10,000
Private Placement
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued	7,060,000
Price of warrant	$ 1.50
Proceeds from issuance , gross	$ 10,600,000
Exercise price of warrant	$ 11.50
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note				$ 300,000
Notes payable - related party	$ 195,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note		$ 1,500,000	$ 1,500,000
Related Party Loans | Private Placement
Related Party Transaction [Line Items]
Price of warrant		$ 1.50	$ 1.50
Holdings
Related Party Transaction [Line Items]
Expenses per month			$ 50,000